Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive (Loss)/Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
Selling, general and administrative	¥ (3,682,050)	$ (504,439)	¥ (4,014,070)	¥ (3,466,579)
Operating loss
Interest income	271,824	37,240	257,499	69,577
Foreign exchange loss, net	(97,249)	(13,323)	(105,434)	(167,857)
Others, net	(89,863)	(12,312)	72,620	(319,427)
Net (loss)/income attributable to iQIYI, Inc.	764,059	104,676	1,925,469	(136,212)
Net (loss)/income attributable to ordinary shareholders	764,059	104,676	1,925,469	(136,212)
Other comprehensive loss:
Foreign currency translation adjustments	(133,922)	(18,347)	(163,983)	(844,725)
Unrealized losses on available-for-sale debt securities	(2,506)	(343)	(11,367)	(21,091)
Total other comprehensive loss, net of tax	(136,428)	(18,690)	(175,350)	(865,816)
Comprehensive (loss)/income attributable to iQIYI, Inc.	626,535	85,835	1,750,062	(1,006,698)
iQIYI, INC
Operating costs and expenses:
Selling, general and administrative	(13,814)	(1,893)	(11,397)	(66,883)
Operating loss
Share of income of subsidiaries, VIEs and VIEs' subsidiaries	1,844,679	252,720	2,975,000	2,076,676
Interest income	59,742	8,185	115,209	12,845
Interest expenses	(672,647)	(92,152)	(726,487)	(234,870)
Foreign exchange loss, net	(640,334)	(87,725)	(665,335)	(1,954,314)
Others, net	186,433	25,541	238,479	30,334
Net (loss)/income attributable to iQIYI, Inc.	764,059	104,676	1,925,469	(136,212)
Net (loss)/income attributable to ordinary shareholders	764,059	104,676	1,925,469	(136,212)
Other comprehensive loss:
Foreign currency translation adjustments	(134,533)	(18,431)	(164,040)	(849,395)
Unrealized losses on available-for-sale debt securities	(2,991)	(410)	(11,367)	(21,091)
Total other comprehensive loss, net of tax	(137,524)	(18,841)	(175,407)	(870,486)
Comprehensive (loss)/income attributable to iQIYI, Inc.	¥ 626,535	$ 85,835	¥ 1,750,062	¥ (1,006,698)